INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENT OF LOSS BEFORE INCOME TAX AND NON-CONTROLLING INTEREST	Component of Loss Before Income Tax
	December 31, 2020	December 31, 2019
Loss before income tax	$(6,177,099)	$(3,078,120)
Income tax	$-	$-
Effective tax rate	21.0%	21.0%